Foreign Currency Translation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 13, 2013	Feb. 12, 2013
Foreign Currency Translation [Line Items]
Foreign currency exchange rate					6.30	4.30
Foreign exchange loss	$ 6.5
Gain (loss) recognized on foreign exchange		10.4	(8.1)	17.2
Venezuelan Subsidiary
Foreign Currency Translation [Line Items]
Asset, Reporting Currency Denominated, Value		$ 15